Leases - Lease cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases
Operating lease cost	$ 2,927
Short-term lease cost	287
Variable lease cost	100
Total operating lease cost	$ 3,314